Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401
Jensen Quality Growth ETF (the “Fund”)
Ticker: JGRW

Listed on NYSE Arca, Inc.
A series of Trust for Professional Managers (the “Trust”)

Supplement dated November 13, 2026
to the Summary Prospectus and Prospectus
each dated September 30, 2026

Effective November 10, 2026, Ms. Tyra S. Pratt, CFA®, has been added as a portfolio manager of the Fund.

The following disclosures are hereby revised to reflect the addition of Ms. Pratt as a portfolio manager of the Fund:

Summary Prospectus and Prospectus

The disclosure under the section titled “Management – Portfolio Managers” beginning on page 4 of the Summary Prospectus and page 5 of the Prospectus is amended to read as follows:

Portfolio Managers

The Fund is managed by the Adviser’s investment team for the Fund, which is composed of:

Portfolio Manager	Years of Service with the Fund	Primary Title
Robert D. McIver	Since 2024	President and Managing Director
Allen T. Bond	Since 2024	Head of Research, Managing Director
Kurt M. Havnaer	Since 2024	Portfolio Manager
Adam D. Calamar	Since 2024	Portfolio Manager
Jeffrey D. Wilson	Since 2025	Portfolio Manager
Tyra S. Pratt	Since 2026	Portfolio Manager

Prospectus

The disclosure under the section titled “Management of the Fund – Portfolio Managers” on page 13 is amended to read as follows:

Portfolio Managers

The Fund is managed by a team composed of the Adviser’s investment team for the Fund, which is responsible for all investment decisions for the Fund. All members share equal responsibility in managing the Fund and making decisions regarding the Fund’s investments. The SAI provides additional information about the investment team’s compensation, other accounts managed by each member of the investment team and each member’s ownership of securities in the Fund. The investment team is composed of Robert D. McIver, Kurt M. Havnaer, Allen T. Bond, Adam D. Calamar, Jeffrey D. Wilson and Tyra S. Pratt.

Within the same section, the following disclosure is added for Ms. Pratt on page 13 of the Prospectus:

Tyra S. Pratt serves as a portfolio manager, participates in investment decision-making, and has responsibilities for investment research. Tyra S. Pratt, CFA, Portfolio Manager, has been employed by the Adviser since July 2017, previously holding the position of Business Analyst through October 2026, and has over 16 years of experience in the investment management industry. Ms. Pratt joined the Adviser from CTC | myCFO where she held the position of Hedge Fund Research Analyst. In that role, Ms. Pratt provided qualitative and quantitative research and due diligence. Ms. Pratt was previously employed by M Benefit Solutions and Milliman.

Please retain this supplement for future reference.

Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401

Jensen Quality Growth ETF (the “Fund”)
Ticker: JGRW

Listed on NYSE Arca, Inc.
A series of Trust for Professional Managers (the “Trust”)

Supplement dated November 13, 2026
to the Statement of Additional Information
dated September 30, 2026

Effective November 10, 2026, Ms. Tyra S. Pratt, CFA®, has been added as a portfolio manager of the Fund.

The following disclosures are hereby revised to reflect the addition of Ms. Pratt as a portfolio manager of the Fund:

SAI

The section titled “Management of the Fund – Portfolio Managers” on page 13 is amended to read as follows:

Portfolio Managers

The Fund is managed by an investment team consisting of Kurt M. Havnaer, Adam D. Calamar, Robert D. McIver, Allen T. Bond, Jeffrey D. Wilson and Tyra S. Pratt. The following provides information regarding other accounts managed by the Fund’s portfolio managers as of May 31, 2026.

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in millions)

Kurt M. Havnaer
Other Registered Investment Companies	2	$3,059	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Adam D. Calamar
Other Registered Investment Companies	2	$3,059	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Robert D. McIver
Other Registered Investment Companies	2	$3,042	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	63	$68	0	$0

Allen T. Bond
Other Registered Investment Companies	2	$3,042	0	$0
Other Pooled Investment Vehicles	1	$18	0	$0
Other Accounts	64	$500	0	$0

Jeffrey D. Wilson
Other Registered Investment Companies	2	$3,042	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0

Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in millions)
Other Accounts	0	$0	0	$0

Tyra S. Pratt*
Other Registered Investment Companies	2	$2,620	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
* Information for Ms. Pratt is as of November 1, 2026.

The section titled “Management of the Fund – Portfolio Managers – Ownership of Securities in the Fund by the Portfolio Managers” on page 14 is amended as follows:

Ownership of Securities in the Fund by the Portfolio Managers
As of May 31, 2026, the portfolio managers beneficially owned shares of the Fund as follows:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
Allen T. Bond	$100,001-$500,000
Adam D. Calamar	None
Kurt M. Havnaer	None
Robert D. McIver	Over $1,000,000
Jeffrey D. Wilson	$100,001-$500,000
Tyra S. Pratt*	None
* Information for Ms. Pratt is as of November 1, 2026.

Please retain this supplement for future reference.

2